INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax payable	$ 60	$ 61
Uncertain tax provisions	119	93
Total income tax payable	$ 179	$ 154